Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Mar. 28, 2018 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($) $ / shares	Oct. 05, 2018 USD ($)	Dec. 12, 2017 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)
Subordinated Liabilities [Line Items]
Face value					$ 5,800,058				$ 4,707,717
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt		$ 233	$ (121)
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares					$ 5.00
Series F Medium Term Notes First Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value					$ 900				$ 900
Interest rate				6.17%	6.17%
Series F Medium Term Notes First Tranche [member] | Subordinated debt [member] | Redeemed Subordinate Debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 900
Percentage of notes redeemed	100.00%
Three point eight zero three percentage Subordinated Notes due 2032 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 1,250			$ 1,250	$ 1,250
Interest rate				3.80%	3.80%		3.803%
Four point three three eight percentage Subordinated Notes due 2028[Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 850		$ 850		$ 850
Interest rate				4.34%	4.34%	4.338%